Financial Risk Management - Liquidity Risk - Narrative (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 28, 2021 USD ($) $ / shares	Jan. 28, 2020 USD ($) $ / shares	Jan. 28, 2019 USD ($) $ / shares	Jan. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 05, 2021 USD ($)	Feb. 26, 2021 USD ($)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 02, 2020	Mar. 31, 2020	Feb. 21, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 20, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		$ 275,700,000	$ 278,000,000.0		$ 441,300,000	$ 453,800,000
Dividend per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00		$ 10.00	$ 10.00
Cash and investments, net					$ 41,900,000,000	$ 38,000,000,000.0
Borrowings					8,814,000,000.0	7,232,600,000
Notional amount					8,849,000,000.0	7,261,000,000.0
Net (purchases) sales of securities classified as FVTPL					313,100,000	1,716,200,000
Repayments of borrowings in next fiscal year					2,252,000,000.0
Equity total return swaps - long positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net cash paid (received) for derivative closures and reset provisions					(207,400,000)	34,500,000
Notional amount					1,788,300,000	406,300,000
Net (purchases) sales of securities classified as FVTPL					216,700,000
RiverStone Barbados
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of common shares acquired												60.00%	60.00%			40.00%
Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net					1,229,400,000	975,200,000
Borrowings					5,580,600,000	4,117,300,000
Notional amount					5,613,000,000.0	4,148,700,000
Repayments of borrowings in next fiscal year					700,000,000.0
Holding company cash and investments | Equity total return swaps - long positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net cash paid (received) for derivative closures and reset provisions					(222,800,000)	17,000,000.0
Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends					239,700,000	282,300,000
Borrowings					1,033,400,000	1,039,600,000
Notional amount					1,025,200,000	1,028,100,000
Repayments of borrowings in next fiscal year					242,800,000
Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net					41,942,000,000.0	38,029,400,000
Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings					2,200,000,000.0	2,075,700,000
Notional amount					2,210,800,000	2,084,200,000
Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayments of borrowings in next fiscal year					1,309,200,000
Revolving credit facility | Holding company cash and investments | Subsequent Events
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings							$ 500,000,000.0		$ 200,000,000.0
The credit facility | Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revolving credit facility available					2,000,000,000.0
AGT Floating Rate Secured Senior Credit Facility Due March 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings					440,500,000	386,900,000					$ 561.2				$ 501.7
Notional amount														$ 525.0
AGT Floating Rate Secured Senior Credit Facility Due March 2020 | Subsequent Events
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount										$ 525.0
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies | Subsequent Events
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount								$ 58,400,000
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Non-insurance companies | Subsequent Events
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount								$ 500,000,000.0
Interest rate								5.00%
Fairfax India | Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments lacking liquidity or inactively traded					$ 1,095,500,000
Fairfax India and Fairfax Africa | Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments lacking liquidity or inactively traded						$ 1,415,300,000
Liquidity risk | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure percentage					11.30%	12.50%					11.30%				12.50%
Long and short equity and equity index total return swaps | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net (purchases) sales of securities classified as FVTPL					$ (628,600,000)	$ 30,700,000
Subsequent event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends	$ 272,100,000
Dividend per share (in dollars per share) | $ / shares	$ 10.00			$ 10.00